Basis of Presentation and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Acquired intangible assets are amortized over the following periods:
Acquired intangible assets are amortized over the following periods:

Expected
	Amortization basis	life (years)
Acquired client relationships	In line with underlying cashflows	5 to 20
Acquired management contracts	Straight line	18
Other intangible assets	Straight line	3 to 10